Schedule of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jul. 01, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Accrued wages and related expenses	$ 26,690	$ 29,031	$ 29,650
Accrued commissions	16,069	20,479	15,237
Accrued rebates	10,106	13,433	12,981
Accrued other taxes	3,485	4,196	4,983
Accrued professional expenses	5,577	3,164	2,682
Income taxes payable	988	1,612	2,477
Deferred tax liability	165	163	343
Other accrued liabilities	29,088	30,095	25,825
Other current liabilities	$ 92,168	$ 102,173	$ 94,178